                                                                                            Registration No. 33-371
                                                                                                  File No. 811-4410

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

         PRE-EFFECTIVE AMENDMENT NO. __                                                                       /   /

         POST-EFFECTIVE AMENDMENT NO. 27                                                                        /X/

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                                                            /X/

         AMENDMENT NO. 29                                                                                       /X/

                                            OPPENHEIMER DISCOVERY FUND
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                   212-323-0200
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                                          (Registrant's Telephone Number)

                                                  ROBERT G. ZACK
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         /   /  immediately upon filing pursuant to paragraph (b)
         /X/    on January 28, 2002, pursuant to paragraph (b)
         /   /  60 days after filing pursuant to paragraph (a)(1)
         /   /  on _______, pursuant to paragraph (a)(1)
         /   /  75 days after filing, pursuant to paragraph (a)(2)
         /   /  on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         /  /   This   post-effective   amendment   designates  a  new  effective  date  for  a  previously   filed
                post-effective amendment.